Pay vs Performance Disclosure number in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of initial fixed $100 investment based on:		($ in thousands)
Year	Summary Compensation Table Total for CEO $	Compensation Actually Paid to CEO $	Average Summary Compensation Table Total for other NEOs $ (1)	Average Compensation Actually Paid for other NEOs $ (1)	DHI Total Stockholder Return $ (2)	Peer Group Total Stockholder Return $(3)(6)	Net Income (Loss) $(4)	Company Selected Measure - Revenue $(5)
2025	2,462,608	2,101,491	773,174	696,703	70	128	(13,510)	127,826
2024	2,913,640	1,842,514	908,848	649,786	80	116	253	141,926
2023	3,826,014	867,441	1,281,095	277,148	117	89	3,491	151,878
2022	3,255,828	3,089,068	1,499,633	1,523,475	238	58	4,176	149,680
2021	2,702,822	9,503,596	1,129,287	2,492,880	281	107	(29,742)	119,903
(1) The other NEOs for 2025 were Greg Schippers, Paul Farnsworth, Alex Schildt, and Pamela Bilash. The other NEOs for 2024 were Greg Schippers, Raime Leeby, Arie Kanofsky, Paul Farnsworth, and Amy Heidersbach. The other NEOs for 2023 were Raime Leeby, Kevin Bostick, Chris Henderson, Arie Kanofsky, Paul Farnsworth, and Pamela Bilash. The other NEOs for 2022 and 2021 were Kevin Bostick, Chris Henderson, Arie Kanofsky, and Paul Farnsworth.
(2) Reflects the value on December 31 for each period presented of an initial fixed investment of $100 in DHI on December 31, 2020.
(3) The Peer Group is the Dow Jones Internet Composite Index. Reflects the value on December 31 for each period presented of an initial fixed investment in the Peer Group of $100 on December 31, 2020.
(4) Represents the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.
(5) The Company has identified Revenue as its company selected measure for the pay versus performance disclosure as revenue is a significant component of NEO compensation and is the primary driver of stockholder value.

(6) The Peer Group was the Russell 2000 Index in 2021 with a value of $115, in 2022 with a value of $91, in 2023 with a value of $107, in 2024 with a value of $119, and in 2025 with a value of $120.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	(1) The other NEOs for 2025 were Greg Schippers, Paul Farnsworth, Alex Schildt, and Pamela Bilash. The other NEOs for 2024 were Greg Schippers, Raime Leeby, Arie Kanofsky, Paul Farnsworth, and Amy Heidersbach. The other NEOs for 2023 were Raime Leeby, Kevin Bostick, Chris Henderson, Arie Kanofsky, Paul Farnsworth, and Pamela Bilash. The other NEOs for 2022 and 2021 were Kevin Bostick, Chris Henderson, Arie Kanofsky, and Paul Farnsworth.
Peer Group Issuers, Footnote	(3) The Peer Group is the Dow Jones Internet Composite Index. Reflects the value on December 31 for each period presented of an initial fixed investment in the Peer Group of $100 on December 31, 2020.
Changed Peer Group, Footnote	(6) The Peer Group was the Russell 2000 Index in 2021 with a value of $115, in 2022 with a value of $91, in 2023 with a value of $107, in 2024 with a value of $119, and in 2025 with a value of $120.
PEO Total Compensation Amount	$ 2,462,608	$ 2,913,640	$ 3,826,014	$ 3,255,828	$ 2,702,822
PEO Actually Paid Compensation Amount	$ 2,101,491	1,842,514	867,441	3,089,068	9,503,596
Adjustment To PEO Compensation, Footnote

Year	Executive	Summary Compensation Table Total $	Subtract Equity Awards $ (1)	Add Year-End Equity Value $ (2)(3)	Change in Value of Equity Awards $ (4)(3)	Change in Value of Vested Equity Awards $ (5)(3)	Subtract Value of Equity Awards that Failed to Meet Vesting Conditions $ (6)	Compensation Actually Paid $
2025	CEO	2,462,608	(1,345,000)	691,261	(119,524)	412,146	—	2,101,491
	Other NEOs	773,174	(242,100)	124,427	(16,989)	58,191	—	696,703
2024	CEO	2,913,640	(1,778,000)	1,110,764	(341,851)	(62,039)	—	1,842,514
	Other NEOs	908,848	(292,100)	182,666	(47,113)	(22,019)	(80,496)	649,786
2023	CEO	3,826,014	(2,704,500)	970,279	(1,577,491)	353,139	—	867,441
	Other NEOs	1,281,095	(787,567)	208,430	(187,001)	12,081	(249,890)	277,148
2022	CEO	3,255,828	(1,724,195)	2,651,877	(627,340)	(467,102)	—	3,089,068
	Other NEOs	1,499,633	(659,175)	957,470	(161,403)	(113,050)	—	1,523,475
2021	CEO	2,702,822	(1,179,000)	4,680,000	2,168,653	1,131,121	—	9,503,596
	Other NEOs	1,129,287	(393,000)	1,404,000	291,891	60,702	—	2,492,880
(1) Represents the grant date fair value and, for purposes of the Other NEOs, the average grant date fair value, of equity awards granted during the year, as reported in the “Stock Awards” column of the Summary Compensation Table.
(2) Represents the end of year fair value and, for purposes of the Other NEOs, the average of the end of year fair value, of equity awards granted during the year that are outstanding and unvested as of the end of year.
(3) PSU grant date fair values are calculated using the stock price as of date of grant assuming target performance. For these values, adjustments have been made using the stock price and performance accrual modifier as of the end of the year.
(4) Represents the change in fair value and, for purposes of Other NEOs, the average change in fair value, as of the end of the year (from the end of the prior fiscal year) of equity awards granted in prior years that were outstanding and unvested as of the end of the year.
(5) Represents the change in fair value and, for purposes of Other NEOs, the average change in fair value (from the end of the prior fiscal year to the date of vesting), of equity awards granted in prior years that vested during the year.
(6) Represents the beginning of year fair value of unvested equity awards that were forfeited.

Non-PEO NEO Average Total Compensation Amount	$ 773,174	908,848	1,281,095	1,499,633	1,129,287
Non-PEO NEO Average Compensation Actually Paid Amount	$ 696,703	649,786	277,148	1,523,475	2,492,880
Adjustment to Non-PEO NEO Compensation Footnote

Year	Executive	Summary Compensation Table Total $	Subtract Equity Awards $ (1)	Add Year-End Equity Value $ (2)(3)	Change in Value of Equity Awards $ (4)(3)	Change in Value of Vested Equity Awards $ (5)(3)	Subtract Value of Equity Awards that Failed to Meet Vesting Conditions $ (6)	Compensation Actually Paid $
2025	CEO	2,462,608	(1,345,000)	691,261	(119,524)	412,146	—	2,101,491
	Other NEOs	773,174	(242,100)	124,427	(16,989)	58,191	—	696,703
2024	CEO	2,913,640	(1,778,000)	1,110,764	(341,851)	(62,039)	—	1,842,514
	Other NEOs	908,848	(292,100)	182,666	(47,113)	(22,019)	(80,496)	649,786
2023	CEO	3,826,014	(2,704,500)	970,279	(1,577,491)	353,139	—	867,441
	Other NEOs	1,281,095	(787,567)	208,430	(187,001)	12,081	(249,890)	277,148
2022	CEO	3,255,828	(1,724,195)	2,651,877	(627,340)	(467,102)	—	3,089,068
	Other NEOs	1,499,633	(659,175)	957,470	(161,403)	(113,050)	—	1,523,475
2021	CEO	2,702,822	(1,179,000)	4,680,000	2,168,653	1,131,121	—	9,503,596
	Other NEOs	1,129,287	(393,000)	1,404,000	291,891	60,702	—	2,492,880
(1) Represents the grant date fair value and, for purposes of the Other NEOs, the average grant date fair value, of equity awards granted during the year, as reported in the “Stock Awards” column of the Summary Compensation Table.
(2) Represents the end of year fair value and, for purposes of the Other NEOs, the average of the end of year fair value, of equity awards granted during the year that are outstanding and unvested as of the end of year.
(3) PSU grant date fair values are calculated using the stock price as of date of grant assuming target performance. For these values, adjustments have been made using the stock price and performance accrual modifier as of the end of the year.
(4) Represents the change in fair value and, for purposes of Other NEOs, the average change in fair value, as of the end of the year (from the end of the prior fiscal year) of equity awards granted in prior years that were outstanding and unvested as of the end of the year.
(5) Represents the change in fair value and, for purposes of Other NEOs, the average change in fair value (from the end of the prior fiscal year to the date of vesting), of equity awards granted in prior years that vested during the year.
(6) Represents the beginning of year fair value of unvested equity awards that were forfeited.

Compensation Actually Paid vs. Total Shareholder Return
Total Stockholder Return

For 2022, CAP for our NEOs declined 62% due to a 15% decline in our stock price combined with a stock price increase in 2021 from $2.22 per share to $6.24 per share, or 181%, which drove CAP higher in 2021. This compares to a 45% decline in share price for our peer group over the 2022 period. CAP for our NEO’s decreased 67% in 2023 driven by a 51% decrease in our stock price. CAP for our NEO’s increased approximately 130% in 2024 due to a share price decline of 32% in 2024 as compared to a 51% decline in 2023, resulting in higher CAP in 2024 as compared to 2023, when combined with a decrease in stock awards in 2024, the impacts of which increases CAP. CAP for our NEO’s increased approximately 12% in 2025 due to a share price decline of 12% in 2025 as compared to a 32% decline in 2024, resulting in higher CAP in 2025 as compared to 2024, when combined with a decrease in stock awards in 2025, the impacts of which increases CAP. Our peer group TSR increased 10% in 2025. In total, our TSR over the five-year period declined 75% while our peer group increased 20%.
We believe the charts above show the alignment between compensation actually paid to the NEOs and each of the Company’s performance measures. The Company does not currently use net income (loss) as a metric in any of our incentive programs. We believe that stockholder value will be maximized through Bookings growth, which drives future revenue growth, while maintaining profitability as measured through Adjusted EBITDA and Adjusted EBITDA Margin.

Compensation Actually Paid vs. Net Income	Revenue and Net Income
Compensation Actually Paid vs. Company Selected Measure	Revenue and Net Income
Total Shareholder Return Vs Peer Group
Total Stockholder Return

For 2022, CAP for our NEOs declined 62% due to a 15% decline in our stock price combined with a stock price increase in 2021 from $2.22 per share to $6.24 per share, or 181%, which drove CAP higher in 2021. This compares to a 45% decline in share price for our peer group over the 2022 period. CAP for our NEO’s decreased 67% in 2023 driven by a 51% decrease in our stock price. CAP for our NEO’s increased approximately 130% in 2024 due to a share price decline of 32% in 2024 as compared to a 51% decline in 2023, resulting in higher CAP in 2024 as compared to 2023, when combined with a decrease in stock awards in 2024, the impacts of which increases CAP. CAP for our NEO’s increased approximately 12% in 2025 due to a share price decline of 12% in 2025 as compared to a 32% decline in 2024, resulting in higher CAP in 2025 as compared to 2024, when combined with a decrease in stock awards in 2025, the impacts of which increases CAP. Our peer group TSR increased 10% in 2025. In total, our TSR over the five-year period declined 75% while our peer group increased 20%.
We believe the charts above show the alignment between compensation actually paid to the NEOs and each of the Company’s performance measures. The Company does not currently use net income (loss) as a metric in any of our incentive programs. We believe that stockholder value will be maximized through Bookings growth, which drives future revenue growth, while maintaining profitability as measured through Adjusted EBITDA and Adjusted EBITDA Margin.

Total Shareholder Return Amount	$ 70	80	117	238	281
Peer Group Total Shareholder Return Amount	128	116	89	58	107
Net Income (Loss)	$ (13,510,000)	$ 253,000	$ 3,491,000	$ 4,176,000	$ (29,742,000)
Company Selected Measure Amount	127,826	141,926	151,878	149,680	119,903
PEO Name	Art Zeile
Additional 402(v) Disclosure	(2) Reflects the value on December 31 for each period presented of an initial fixed investment of $100 in DHI on December 31, 2020.(4) Represents the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.
(5) The Company has identified Revenue as its company selected measure for the pay versus performance disclosure as revenue is a significant component of NEO compensation and is the primary driver of stockholder value.

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,345,000)	$ (1,778,000)	$ (2,704,500)	$ (1,724,195)	$ (1,179,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	691,261	1,110,764	970,279	2,651,877	4,680,000
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(119,524)	(341,851)	(1,577,491)	(627,340)	2,168,653
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	412,146	(62,039)	353,139	(467,102)	1,131,121
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(242,100)	(292,100)	(787,567)	(659,175)	(393,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	124,427	182,666	208,430	957,470	1,404,000
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,989)	(47,113)	(187,001)	(161,403)	291,891
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	58,191	(22,019)	12,081	(113,050)	60,702
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (80,496)	$ (249,890)	$ 0	$ 0